UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2023

Date of reporting period:	05/31/2023

Item 1 – Reports to Stockholders

PGIM JENNISON FINANCIAL SERVICES FUND

SEMIANNUAL REPORT

MAY 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Financial Services Fund informative and useful. The report covers performance for the six-month period ended May 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Financial Services Fund

July 14, 2023

PGIM Jennison Financial Services Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 5/31/23 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 5/31/23 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-9.82	-13.30	3.25	3.92	—

Class C	-10.23	-9.95	3.62	3.75	—

Class R	-9.93	-8.51	4.13	4.26	—

Class Z	-9.72	-8.05	4.73	4.82	—

Class R6	-9.66	-7.94	4.79	N/A	3.56 (01/26/2018)

S&P Composite 1500 Financials Index

	-12.63	-9.23	4.86	9.09	—

S&P Composite 1500 Index

	2.49	2.35	10.50	11.72	—

Average Annual Total Returns as of 5/31/23 Since Inception (%)

					Class R6 (01/26/2018)

S&P Composite 1500 Financials Index					3.12

S&P Composite 1500 Index					9.19

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

S&P Composite 1500 Financials Index*—The S&P Composite 1500 Financials Index is an unmanaged index that comprises those companies included in the S&P Composite 1500, an index that combines the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index, that are classified as members of the GICS financials sector.

S&P Composite 1500 Index*—The S&P Composite 1500 Index is an unmanaged index of the stocks of 1,500 US companies, with market capitalizations ranging from small to large. The S&P Composite 1500 Index is a combination of three leading US stock indices: the S&P 500 Index (which measures the performance of US large cap stocks), the S&P MidCap 400 Index (which measures the performance of US mid cap stocks) and the S&P 600 Index (which measures the performance of US small cap stocks) and gives an indication of how the broad US stock market has performed.

* The S&P Composite 1500 Financials Index and the S&P Composite 1500 Index are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Jennison Financial Services Fund    5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 5/31/2023

Ten Largest Holdings	Line of Business	% of Net Assets

JPMorgan Chase & Co.	Diversified Banks	9.5%

Chubb Ltd.	Property & Casualty Insurance	6.3%

Goldman Sachs Group, Inc. (The)	Investment Banking & Brokerage	6.2%

Mastercard, Inc. (Class A Stock)	Transaction & Payment Processing Services	5.9%

Visa, Inc. (Class A Stock)	Transaction & Payment Processing Services	5.7%

American Express Co.	Consumer Finance	5.7%

KKR & Co., Inc.	Asset Management & Custody Banks	5.4%

Moody’s Corp.	Financial Exchanges & Data	4.9%

Bank of America Corp.	Diversified Banks	4.9%

FleetCor Technologies, Inc.	Transaction & Payment Processing Services	4.8%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Financial Services Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Financial Services Fund		Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 901.80	1.37%	$ 6.50

	Hypothetical	$1,000.00	$1,018.10	1.37%	$ 6.89

Class C	Actual	$1,000.00	$ 897.70	2.22%	$10.50

	Hypothetical	$1,000.00	$1,013.86	2.22%	$11.15

Class R	Actual	$1,000.00	$ 900.70	1.64%	$ 7.77

	Hypothetical	$1,000.00	$1,016.75	1.64%	$ 8.25

Class Z	Actual	$1,000.00	$ 902.80	1.09%	$ 5.17

	Hypothetical	$1,000.00	$1,019.50	1.09%	$ 5.49

Class R6	Actual	$1,000.00	$ 903.40	1.01%	$ 4.79

	Hypothetical	$1,000.00	$1,019.90	1.01%	$ 5.09

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of May 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS

Asset Management & Custody Banks 9.3%

Ares Management Corp. (Class A Stock)	16,179	$1,409,029

AssetMark Financial Holdings, Inc.*	37,250	1,045,980
Blackstone, Inc.	16,529	1,415,544
Bridge Investment Group Holdings, Inc. (Class A Stock)	48,150	468,981
KKR & Co., Inc.	116,552	6,001,262

		10,340,796

Consumer Finance 5.7%

American Express Co.	39,842	6,317,347

Diversified Banks 17.5%
Bank of America Corp.	195,320	5,427,943
JPMorgan Chase & Co.	77,420	10,506,668
PNC Financial Services Group, Inc. (The)	30,002	3,475,132

		19,409,743

Diversified Financial Services 3.1%

Apollo Global Management, Inc.	51,864	3,467,108

Financial Exchanges & Data 6.2%
Moody’s Corp.	17,165	5,439,245
S&P Global, Inc.	4,048	1,487,357

		6,926,602

Insurance Brokers 6.8%
Marsh & McLennan Cos., Inc.	24,974	4,324,997
Ryan Specialty Holdings, Inc.*	79,041	3,224,083

		7,549,080

Investment Banking & Brokerage 7.4%
Goldman Sachs Group, Inc. (The)	21,242	6,880,284
Houlihan Lokey, Inc.	15,674	1,368,497

		8,248,781

Life & Health Insurance 4.6%
MetLife, Inc.	102,409	5,074,366

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund    9

Schedule of Investments  (unaudited) (continued)

as of May 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Mortgage REITs 1.1%

Starwood Property Trust, Inc.	70,663	$1,240,136

Property & Casualty Insurance 8.6%

Axis Capital Holdings Ltd.	50,210	2,605,899
Chubb Ltd.	37,492	6,966,013

		9,571,912

Regional Banks 7.8%

East West Bancorp, Inc.	14,252	681,958

Eastern Bankshares, Inc.	58,763	637,579

Enterprise Financial Services Corp.	25,598	1,039,791

First Bancorp	15,849	477,055

Pinnacle Financial Partners, Inc.	17,868	869,278

Truist Financial Corp.	115,736	3,526,476

Wintrust Financial Corp.	11,069	703,656
WSFS Financial Corp.	21,311	712,640

		8,648,433

Reinsurance 2.9%

RenaissanceRe Holdings Ltd. (Bermuda)	17,076	3,216,606

Transaction & Payment Processing Services 18.2%

Adyen NV (Netherlands), 144A*	1,210	1,981,789

FleetCor Technologies, Inc.*	23,325	5,284,279

Mastercard, Inc. (Class A Stock)	18,028	6,580,580
Visa, Inc. (Class A Stock)	28,599	6,321,237

		20,167,885

TOTAL LONG-TERM INVESTMENTS (cost $84,668,860)		110,178,795

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (cost $823,361)(wi)	823,361	823,361

TOTAL INVESTMENTS 99.9% (cost $85,492,221)		111,002,156
Other assets in excess of liabilities 0.1%		100,246

NET ASSETS 100.0%		$111,102,402

See Notes to Financial Statements.

10

Below is a list of the abbreviation(s) used in the semiannual report:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

REITs — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

*	Non-income producing security.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Asset Management & Custody Banks	$10,340,796	$—	$—
Consumer Finance	6,317,347	—	—
Diversified Banks	19,409,743	—	—
Diversified Financial Services	3,467,108	—	—
Financial Exchanges & Data	6,926,602	—	—
Insurance Brokers	7,549,080	—	—
Investment Banking & Brokerage	8,248,781	—	—
Life & Health Insurance	5,074,366	—	—
Mortgage REITs	1,240,136	—	—
Property & Casualty Insurance	9,571,912	—	—
Regional Banks	8,648,433	—	—
Reinsurance	3,216,606	—	—
Transaction & Payment Processing Services	18,186,096	1,981,789	—
Short-Term Investment
Affiliated Mutual Fund	823,361	—	—

Total	$109,020,367	$1,981,789	$—

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund    11

Schedule of Investments  (unaudited) (continued)

as of May 31, 2023

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of May 31, 2023 were as follows:

Transaction & Payment Processing Services	18.2%
Diversified Banks	17.5
Asset Management & Custody Banks	9.3
Property & Casualty Insurance	8.6
Regional Banks	7.8
Investment Banking & Brokerage	7.4
Insurance Brokers	6.8
Financial Exchanges & Data	6.2
Consumer Finance	5.7
Life & Health Insurance	4.6

Diversified Financial Services	3.1%
Reinsurance	2.9
Mortgage REITs	1.1
Affiliated Mutual Fund	0.7

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities  (unaudited)

as of May 31, 2023

Assets

Investments at value:
Unaffiliated investments (cost $84,668,860)	$110,178,795
Affiliated investments (cost $823,361)	823,361
Dividends receivable	203,797
Receivable for investments sold	82,835
Receivable for Fund shares sold	56,712
Tax reclaim receivable	455
Prepaid expenses	448

Total Assets	111,346,403

Liabilities
Payable for Fund shares purchased	72,828
Management fee payable	70,847
Distribution fee payable	28,174
Transfer agent’s fees and expenses payable	21,237
Custodian and accounting fees payable	14,696
Audit fees payable	11,867
Affiliated transfer agent fee payable	9,101
Shareholders’ reports fee payable	7,613
Accrued expenses and other liabilities	6,324
Directors’ fees payable	1,314

Total Liabilities	244,001

Net Assets	$111,102,402

Net assets were comprised of:
Common stock, at par	$70,165
Paid-in capital in excess of par	81,437,689
Total distributable earnings (loss)	29,594,548

Net assets, May 31, 2023	$111,102,402

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund    13

Statement of Assets and Liabilities  (unaudited)

as of May 31, 2023

Class A

Net asset value and redemption price per share, ($74,492,467 ÷ 4,692,418 shares of common stock issued and outstanding)	$15.88
Maximum sales charge (5.50% of offering price)	0.92

Maximum offering price to public	$16.80

Class C

Net asset value, offering price and redemption price per share, ($6,613,667 ÷ 485,621 shares of common stock issued and outstanding)	$13.62

Class R

Net asset value, offering price and redemption price per share, ($7,059,325 ÷ 446,873 shares of common stock issued and outstanding)	$15.80

Class Z

Net asset value, offering price and redemption price per share, ($22,126,620 ÷ 1,342,456 shares of common stock issued and outstanding)	$16.48

Class R6

Net asset value, offering price and redemption price per share, ($810,323 ÷ 49,112 shares of common stock issued and outstanding)	$16.50

See Notes to Financial Statements.

14

Statement of Operations  (unaudited)

Six Months Ended May 31, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$1,242,686
Affiliated dividend income	2,663
Affiliated income from securities lending, net	532

Total income	1,245,881

Expenses
Management fee	462,210
Distribution fee(a)	188,394
Transfer agent’s fees and expenses (including affiliated expense of $34,665)(a)	93,999
Registration fees(a)	32,008
Custodian and accounting fees	20,058
Shareholders’ reports	14,254
Professional fees	12,113
Audit fee	11,867
Directors’ fees	5,465
Miscellaneous	23,226

Total expenses	863,594
Less: Fee waiver and/or expense reimbursement(a)	(6,012)
Distribution fee waiver(a)	(9,644)

Net expenses	847,938

Net investment income (loss)	397,943

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $827)	4,133,357
Foreign currency transactions	(221)

4,133,136

Net change in unrealized appreciation (depreciation) on:
Investments	(17,502,592)
Foreign currencies	12

(17,502,580)

Net gain (loss) on investment and foreign currency transactions	(13,369,444)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(12,971,501)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6

Distribution fee	121,217	38,244	28,933	—	—
Transfer agent’s fees and expenses	63,185	6,258	6,390	17,875	291
Registration fees	8,479	6,458	3,187	6,968	6,916
Fee waiver and/or expense reimbursement	—	—	—	—	(6,012)
Distribution fee waiver	—	—	(9,644)	—	—

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund    15

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended May 31, 2023	Year Ended November 30, 2022

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$397,943	$1,009,040
Net realized gain (loss) on investment and foreign currency transactions	4,133,136	4,095,729
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(17,502,580)	(25,659,932)

Net increase (decrease) in net assets resulting from operations	(12,971,501)	(20,555,163)

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,201,260)	(9,847,959)
Class C	(242,221)	(1,323,503)
Class R	(212,509)	(1,004,772)
Class Z	(739,923)	(3,358,342)
Class R6	(120,487)	(776,994)

	(3,516,400)	(16,311,570)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,781,105	22,826,436
Net asset value of shares issued in reinvestment of dividends and distributions	3,436,057	15,864,122
Cost of shares purchased	(19,792,380)	(37,063,630)

Net increase (decrease) in net assets from Fund share transactions	(12,575,218)	1,626,928

Total increase (decrease)	(29,063,119)	(35,239,805)

Net Assets:

Beginning of period	140,165,521	175,405,326

End of period	$111,102,402	$140,165,521

See Notes to Financial Statements.

16

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.10		$22.44	$16.46	$15.93	$13.87	$14.49
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.12	0.05	0.07	0.08	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.82)		(2.39)	6.00	0.55	2.07	(0.49)
Total from investment operations	(1.77)		(2.27)	6.05	0.62	2.15	(0.45)
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.14)	(0.07)	(0.09)	(0.03)	(0.17)
Distributions from net realized gains	(0.44)		(1.93)	-	-	(0.06)	-
Total dividends and distributions	(0.45)		(2.07)	(0.07)	(0.09)	(0.09)	(0.17)
Net asset value, end of period	$15.88		$18.10	$22.44	$16.46	$15.93	$13.87
Total Return(b):	(9.82)%		(10.81)%	36.90%	3.87%	15.76%	(3.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$74,492		$89,050	$106,999	$74,696	$81,555	$76,836
Average net assets (000)	$81,034		$92,152	$99,402	$69,614	$77,111	$84,872
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.37	%(d)	1.34%	1.29%	1.39%	1.38%	1.33%
Expenses before waivers and/or expense reimbursement	1.37	%(d)	1.34%	1.29%	1.39%	1.38%	1.33%
Net investment income (loss)	0.65	%(d)	0.65%	0.25%	0.48%	0.54%	0.30%
Portfolio turnover rate(e)	9%		34%	39%	38%	14%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund    17

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2023		2022		2021		2020		2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.65		$19.79		$14.57		$14.13		$12.37	$12.96
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(b)	(0.02	)(b)	(0.09	)(b)	(0.03	)(b)	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.58)		(2.09)		5.31		0.47		1.84	(0.44)
Total from investment operations	(1.59)		(2.11)		5.22		0.44		1.82	(0.49)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.10)		-		(-	)(c)	-	(0.10)
Distributions from net realized gains	(0.44)		(1.93)		-		-		(0.06)	-
Total dividends and distributions	(0.44)		(2.03)		-		(-	)(c)	(0.06)	(0.10)
Net asset value, end of period	$13.62		$15.65		$19.79		$14.57		$14.13	$12.37
Total Return(d):	(10.23)%		(11.53)%		35.83%		3.14%		14.99%	(3.81)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,614		$9,061		$13,028		$11,366		$15,452	$25,457
Average net assets (000)	$7,670		$10,341		$13,144		$11,917		$19,307	$29,808
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.22	%(f)	2.14%		2.03%		2.14%		2.09%	2.02%
Expenses before waivers and/or expense reimbursement	2.22	%(f)	2.14%		2.03%		2.14%		2.09%	2.02%
Net investment income (loss)	(0.20	)%(f)	(0.14)%		(0.47)%		(0.26)%		(0.18)%	(0.39)%
Portfolio turnover rate(g)	9%		34%		39%		38%		14%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class R Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2023		2022	2021		2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.02		$22.36	$16.42		$15.89	$13.83	$14.47
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.07	(-	)(b)(c)	0.03	0.03	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.81)		(2.38)	5.98		0.54	2.09	(0.50)
Total from investment operations	(1.78)		(2.31)	5.98		0.57	2.12	(0.49)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.10)	(0.04)		(0.04)	-	(0.15)
Distributions from net realized gains	(0.44)		(1.93)	-		-	(0.06)	-
Total dividends and distributions	(0.44)		(2.03)	(0.04)		(0.04)	(0.06)	(0.15)
Net asset value, end of period	$15.80		$18.02	$22.36		$16.42	$15.89	$13.83
Total Return(d):	(9.93)%		(11.05)%	36.47%		3.66%	15.43%	(3.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,059		$8,735	$11,121		$9,087	$12,077	$14,966
Average net assets (000)	$7,737		$9,105	$10,866		$9,490	$12,864	$17,663
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.64	%(f)	1.60%	1.56%		1.64%	1.69%	1.59%
Expenses before waivers and/or expense reimbursement	1.89	%(f)	1.85%	1.81%		1.89%	1.94%	1.84%
Net investment income (loss)	0.38	%(f)	0.39%	(0.01)%		0.24%	0.22%	0.05%
Portfolio turnover rate(g)	9%		34%	39%		38%	14%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund    19

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.80		$23.23	$17.03	$16.47	$14.34	$14.97
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.18	0.12	0.12	0.13	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.90)		(2.48)	6.19	0.57	2.14	(0.52)
Total from investment operations	(1.82)		(2.30)	6.31	0.69	2.27	(0.42)
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.20)	(0.11)	(0.13)	(0.08)	(0.21)
Distributions from net realized gains	(0.44)		(1.93)	-	-	(0.06)	-
Total dividends and distributions	(0.50)		(2.13)	(0.11)	(0.13)	(0.14)	(0.21)
Net asset value, end of period	$16.48		$18.80	$23.23	$17.03	$16.47	$14.34
Total Return(b):	(9.72)%		(10.57)%	37.25%	4.22%	16.18%	(2.87)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,127		$27,930	$35,907	$29,391	$43,675	$46,317
Average net assets (000)	$25,140		$30,795	$36,604	$34,346	$40,671	$50,663
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.09	%(d)	1.05%	1.00%	1.09%	1.04%	1.01%
Expenses before waivers and/or expense reimbursement	1.09	%(d)	1.05%	1.00%	1.09%	1.04%	1.01%
Net investment income (loss)	0.94	%(d)	0.95%	0.56%	0.80%	0.87%	0.64%
Portfolio turnover rate(e)	9%		34%	39%	38%	14%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R6 Shares
	Six Months Ended May 31,		Year Ended November 30,				January 26, 2018(a) through November 30,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$18.82		$23.24	$17.05	$16.48	$14.34	$16.00
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.19	0.10	0.13	0.14	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.90)		(2.48)	6.21	0.58	2.14	(1.76)
Total from investment operations	(1.81)		(2.29)	6.31	0.71	2.28	(1.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.20)	(0.12)	(0.14)	(0.08)	-
Distributions from net realized gains	(0.44)		(1.93)	-	-	(0.06)	-
Total dividends and distributions	(0.51)		(2.13)	(0.12)	(0.14)	(0.14)	-
Net asset value, end of period	$16.50		$18.82	$23.24	$17.05	$16.48	$14.34
Total Return(c):	(9.66)%		(10.51)%	37.25%	4.30%	16.25%	(10.38)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$810		$5,389	$8,350	$12	$11	$9
Average net assets (000)	$2,014		$9,380	$4,471	$10	$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.01	%(e)(f)	1.00%	1.00%	1.00%	1.00%	1.00	%(e)
Expenses before waivers and/or expense reimbursement	1.61	%(e)	1.06%	1.15%	77.93%	263.59%	272.24	%(e)
Net investment income (loss)	1.04	%(e)	1.03%	0.45%	0.86%	0.93%	0.80	%(e)
Portfolio turnover rate(g)	9%		34%	39%	38%	14%	23%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the six months ended May 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund    21

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Sector Funds, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Financial Services Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

22

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Financial Services Fund    23

Notes to Financial Statements  (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

24

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class

PGIM Jennison Financial Services Fund    25

Notes to Financial Statements  (unaudited) (continued)

specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

26

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended May 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.75% to $1 billion of average daily net assets;	0.75%
0.70% over $1 billion of average daily net assets.

The Manager has contractually agreed, through March 31, 2024, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R6	1.00

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has

PGIM Jennison Financial Services Fund    27

Notes to Financial Statements  (unaudited) (continued)

contractually agreed through March 31, 2024 to limit such fees on certain classes based on daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.30%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended May 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$28,158	$ —
C	—	102

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

28

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$11,671,078	$28,444,235

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended May 31, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$—	$ 3,735,356	$ 2,911,995	$—	$ —	$823,361	823,361	$2,663

PGIM Institutional Money Market Fund(1)(b)(wi)
—	7,527,776	7,528,603	—	827	—	—	532(2)
$—	$11,263,132	$10,440,598	$—	$827	$823,361		$3,195

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$85,903,068	$29,255,160	$(4,156,072)	$25,099,088

PGIM Jennison Financial Services Fund    29

Notes to Financial Statements  (unaudited) (continued)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 2,000,000,000 shares of common stock, $0.01 par value per share, 400,000,000 of which are designated as shares of the Fund. The authorized shares of the fund are currently classified and designated as follows:

Class	Number of Shares
A	50,000,000
B	5,000,000
C	40,000,000
R	75,000,000
Z	90,000,000
T	50,000,000
R6	90,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

30

As of May 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	731	1.5%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	5	57.5

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended May 31, 2023:
Shares sold	106,852	$1,793,514
Shares issued in reinvestment of dividends and distributions	131,480	2,129,983
Shares purchased	(479,997)	(8,035,625)
Net increase (decrease) in shares outstanding before conversion	(241,665)	(4,112,128)
Shares issued upon conversion from other share class(es)	28,824	484,267
Shares purchased upon conversion into other share class(es)	(15,969)	(265,234)
Net increase (decrease) in shares outstanding	(228,810)	$(3,893,095)

Year ended November 30, 2022:
Shares sold	464,549	$8,672,171
Shares issued in reinvestment of dividends and distributions	481,906	9,435,715
Shares purchased	(841,419)	(14,949,869)
Net increase (decrease) in shares outstanding before conversion	105,036	3,158,017
Shares issued upon conversion from other share class(es)	89,936	1,649,559
Shares purchased upon conversion into other share class(es)	(42,003)	(764,650)
Net increase (decrease) in shares outstanding	152,969	$4,042,926

Class C
Six months ended May 31, 2023:
Shares sold	7,451	$105,411
Shares issued in reinvestment of dividends and distributions	17,358	242,137
Shares purchased	(84,030)	(1,209,309)
Net increase (decrease) in shares outstanding before conversion	(59,221)	(861,761)
Shares purchased upon conversion into other share class(es)	(34,246)	(494,642)
Net increase (decrease) in shares outstanding	(93,467)	$(1,356,403)

PGIM Jennison Financial Services Fund    31

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Year ended November 30, 2022:
Shares sold	79,498	$1,344,960
Shares issued in reinvestment of dividends and distributions	77,515	1,322,406
Shares purchased	(118,727)	(1,829,539)
Net increase (decrease) in shares outstanding before conversion	38,286	837,827
Shares purchased upon conversion into other share class(es)	(117,443)	(1,875,144)
Net increase (decrease) in shares outstanding	(79,157)	$(1,037,317)

Class R
Six months ended May 31, 2023:
Shares sold	13,261	$219,610
Shares issued in reinvestment of dividends and distributions	13,167	212,509
Shares purchased	(64,280)	(1,060,451)
Net increase (decrease) in shares outstanding	(37,852)	$(628,332)

Year ended November 30, 2022:
Shares sold	38,639	$707,238
Shares issued in reinvestment of dividends and distributions	51,421	1,004,772
Shares purchased	(102,608)	(1,876,555)
Net increase (decrease) in shares outstanding	(12,548)	$(164,545)

Class Z
Six months ended May 31, 2023:
Shares sold	89,672	$1,602,686
Shares issued in reinvestment of dividends and distributions	43,508	730,941
Shares purchased	(292,413)	(4,996,956)
Net increase (decrease) in shares outstanding before conversion	(159,233)	(2,663,329)
Shares issued upon conversion from other share class(es)	16,019	275,609
Net increase (decrease) in shares outstanding	(143,214)	$(2,387,720)

Year ended November 30, 2022:
Shares sold	297,615	$6,009,522
Shares issued in reinvestment of dividends and distributions	163,917	3,324,235
Shares purchased	(570,124)	(10,506,350)
Net increase (decrease) in shares outstanding before conversion	(108,592)	(1,172,593)
Shares issued upon conversion from other share class(es)	52,056	988,537
Shares purchased upon conversion into other share class(es)	(3,396)	(61,303)
Net increase (decrease) in shares outstanding	(59,932)	$(245,359)

32

Share Class	Shares	Amount

Class R6
Six months ended May 31, 2023:
Shares sold	3,411	$59,884
Shares issued in reinvestment of dividends and distributions	7,172	120,487
Shares purchased	(247,887)	(4,490,039)
Net increase (decrease) in shares outstanding	(237,304)	$(4,309,668)

Year ended November 30, 2022:
Shares sold	322,159	$6,092,545
Shares issued in reinvestment of dividends and distributions	38,294	776,994
Shares purchased	(436,892)	(7,901,317)
Net increase (decrease) in shares outstanding before conversion	(76,439)	(1,031,778)
Shares issued upon conversion from other share class(es)	3,549	63,001
Net increase (decrease) in shares outstanding	(72,890)	$(968,777)

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2023. The average daily balance for the 63 days that the Fund had loans outstanding during the period was approximately $285,841, borrowed at a weighted average interest rate of 5.48%. The maximum loan outstanding amount during the period was $685,000. At May 31, 2023, the

PGIM Jennison Financial Services Fund    33

Notes to Financial Statements  (unaudited) (continued)

Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Financial Services Related Companies Risk: The Fund concentrates its investments in securities of financial services related companies. Financial services related companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition, cyberattacks and technology malfunctions and failures and other financial services related factors. The profitability of financial services companies, therefore, may be adversely affected under certain circumstances and in certain market cycles. Because financial services companies are vulnerable to these factors and cycles, a large portion of the Fund’s investments may lose value during such periods.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S.

34

issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the

PGIM Jennison Financial Services Fund    35

Notes to Financial Statements  (unaudited) (continued)

Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

36

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Jennison Financial Services Fund    37

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

38

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Financial Services Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FINANCIAL SERVICES FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PFSAX	PUFCX	PSSRX	PFSZX	PFSQX

CUSIP	74441P106	74441P304	74441P783	74441P403	74441P734

MF188E2

PGIM JENNISON HEALTH SCIENCES FUND

SEMIANNUAL REPORT

MAY 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM Jennison Health Sciences Fund informative and useful. The report covers performance for the six-month period ended May 31, 2023.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Health Sciences Fund

July 14, 2023

PGIM Jennison Health Sciences Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 5/31/23 (without sales charges)	Average Annual Total Returns as of 5/31/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	3.50	5.54	6.70	11.23	—

Class C	3.05	9.74	7.11	11.06	—

Class R	3.35	11.29	7.52	11.54	—

Class Z	3.68	12.02	8.23	12.19	—

Class R6	3.70	12.09	8.29	N/A	11.22 (01/27/2016)

S&P 1500 Health Care Index

	-7.25	-1.95	10.70	12.26	—

S&P Composite 1500 Index

	2.49	2.35	10.50	11.72	—

Average Annual Total Returns as of 5/31/23 Since Inception (%)

Class R6 (01/27/2016)

S&P 1500 Health Care Index	11.30

S&P Composite 1500 Index	12.87

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

S&P 1500 Health Care Index*—The S&P 1500 Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the health care sector of the S&P Composite 1500 Index.

S&P Composite 1500 Index*—The S&P Composite 1500 Index is an unmanaged index of the stocks of 1,500 US companies, with market capitalizations ranging from small to large. The S&P Composite 1500 Index is a combination of three leading US stock indices: the S&P 500 Index (which measures the performance of US large cap stocks), the S&P MidCap 400 Index (which measures the performance of US mid cap stocks) and the S&P 600 Index (which measures the performance of US small cap stocks) and gives an indication of how the broad US stock market has performed.

*The S&P 1500 Health Care Index and S&P Composite 1500 Index are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Health Sciences Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 5/31/2023

Ten Largest Holdings	Line of Business	% of Net Assets

UnitedHealth Group, Inc.	Managed Health Care	9.0%

Eli Lilly & Co.	Pharmaceuticals	8.3%

Merck & Co., Inc.	Pharmaceuticals	7.5%

Apellis Pharmaceuticals, Inc.	Biotechnology	4.6%

Intuitive Surgical, Inc.	Health Care Equipment	4.3%

AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	4.2%

Vertex Pharmaceuticals, Inc.	Biotechnology	4.0%

Humana, Inc.	Managed Health Care	3.7%

Stryker Corp.	Health Care Equipment	3.3%

Dexcom, Inc.	Health Care Equipment	3.1%

Holdings reflect only long-term investments and are subject to change.

6    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Health Sciences Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Health Sciences Fund		Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,035.00	1.15%	$ 5.83

	Hypothetical	$1,000.00	$1,019.20	1.15%	$ 5.79

Class C	Actual	$1,000.00	$1,030.50	2.00%	$10.12

	Hypothetical	$1,000.00	$1,014.96	2.00%	$10.05

Class R	Actual	$1,000.00	$1,033.50	1.51%	$ 7.66

	Hypothetical	$1,000.00	$1,017.40	1.51%	$ 7.59

Class Z	Actual	$1,000.00	$1,036.80	0.86%	$ 4.37

	Hypothetical	$1,000.00	$1,020.64	0.86%	$ 4.33

Class R6	Actual	$1,000.00	$1,037.00	0.78%	$ 3.96

	Hypothetical	$1,000.00	$1,021.04	0.78%	$ 3.93

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of May 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 95.0%

COMMON STOCKS 95.0%

Biotechnology 24.6%

AbbVie, Inc.	224,370	$30,954,085
ACELYRIN, Inc.*	147,119	2,662,854
Apellis Pharmaceuticals, Inc.*(a)	874,631	75,087,071
Arcutis Biotherapeutics, Inc.*(a)	1,123,842	8,440,054
Argenx SE (Netherlands), ADR*	120,026	46,654,106
Ascendis Pharma A/S (Denmark), ADR*(a)	78,854	6,857,932
BioMarin Pharmaceutical, Inc.*	257,931	22,424,521
Cabaletta Bio, Inc.*(a)	813,244	8,205,632
Celldex Therapeutics, Inc.*	201,762	6,416,032
Crinetics Pharmaceuticals, Inc.*	295,188	6,443,954
Mineralys Therapeutics, Inc.*	242,942	3,532,377
Neurocrine Biosciences, Inc.*	144,098	12,901,094
Prometheus Biosciences, Inc.*	84,104	16,711,465
Prothena Corp. PLC (Ireland)*	33,682	2,237,495
Sarepta Therapeutics, Inc.*	114,544	14,157,638
Savara, Inc.*	555,508	1,527,647
Seagen, Inc.*	116,546	22,808,052
Seres Therapeutics, Inc.*(a)	368,214	1,822,659
Syndax Pharmaceuticals, Inc.*	573,848	11,459,745
Vaxcyte, Inc.*	607,402	30,078,547
Vertex Pharmaceuticals, Inc.*	199,682	64,611,105
Xenon Pharmaceuticals, Inc. (Canada)*	126,249	4,864,374

		400,858,439

Health Care Services 2.4%

Guardant Health, Inc.*	556,371	16,312,798
R1 RCM, Inc.*(a)	1,393,045	22,636,981

		38,949,779

Health Care Equipment 18.9%

Axonics, Inc.*	140,777	6,812,199
Becton, Dickinson & Co.	169,601	41,002,738
Boston Scientific Corp.*	812,823	41,844,128
CONMED Corp.(a)	144,767	17,560,237
Dexcom, Inc.*(a)	427,487	50,127,126
Envista Holdings Corp.*(a)	499,752	15,937,091
GE HealthCare Technologies, Inc.	128,811	10,241,762
Intuitive Surgical, Inc.*	228,801	70,434,100
Stryker Corp.	197,183	54,339,691

		308,299,072

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    9

Schedule of Investments  (unaudited) (continued)

as of May 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Supplies 2.7%

Cooper Cos., Inc. (The)	118,946	$44,192,007

Health Care Technology 1.1%

Phreesia, Inc.*	576,129	17,295,393

Life Sciences Tools & Services 7.0%

Agilent Technologies, Inc.	55,366	6,404,185
Danaher Corp.	97,961	22,493,805
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	1,102,932	14,161,647
QIAGEN NV*(a)	524,372	23,680,640
Thermo Fisher Scientific, Inc.	92,331	46,946,620

		113,686,897

Managed Health Care 13.3%

Centene Corp.*	157,508	9,830,074
Humana, Inc.	118,212	59,327,057
UnitedHealth Group, Inc.	301,662	146,981,793

		216,138,924

Pharmaceuticals 25.0%

AstraZeneca PLC (United Kingdom), ADR	941,134	68,778,073
Catalent, Inc.*(a)	91,211	3,395,785
Cymabay Therapeutics, Inc.*	1,085,816	9,750,628
Eli Lilly & Co.	312,816	134,341,959
Marinus Pharmaceuticals, Inc.*	552,590	3,928,915
Merck & Co., Inc.	1,109,720	122,524,185
Novo Nordisk A/S (Denmark), ADR	202,451	32,485,287
Pliant Therapeutics, Inc.*(a)	381,533	8,252,559
Structure Therapeutics, Inc., ADR*	260,237	8,327,584
Verona Pharma PLC (United Kingdom), ADR*	699,240	15,047,645

		406,832,620

TOTAL COMMON STOCKS (cost $1,026,709,194)		1,546,253,131

See Notes to Financial Statements.

10

Description	Units	Value

WARRANTS* 0.0%

Biotechnology

Aileron Therapeutics, Inc., Private Placement, expiring 03/29/24 (original cost $116,418; purchased 03/29/19)(f) (cost $116,418)	44,776	$—

TOTAL LONG-TERM INVESTMENTS (cost $1,026,825,612)		1,546,253,131

	Shares

SHORT-TERM INVESTMENTS 10.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	72,421,404	72,421,404

PGIM Institutional Money Market Fund (cost $91,473,465; includes $91,003,458 of cash collateral for securities on loan)(b)(wi)	91,574,166	91,519,222

TOTAL SHORT-TERM INVESTMENTS (cost $163,894,869)		163,940,626

TOTAL INVESTMENTS 105.1% (cost $1,190,720,481)		1,710,193,757
Liabilities in excess of other assets (5.1)%		(82,625,469)

NET ASSETS 100.0%		$1,627,568,288

Below is a list of the abbreviation(s) used in the semiannual report:

ADR — American Depositary Receipt

SOFR — Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $89,693,194; cash collateral of $91,003,458 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $116,418. The aggregate value of $0 is 0.0% of net assets.

(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    11

Schedule of Investments  (unaudited) (continued)

as of May 31, 2023

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Biotechnology	$400,858,439	$—	$—
Health Care Services	38,949,779	—	—
Health Care Equipment	308,299,072	—	—
Health Care Supplies	44,192,007	—	—
Health Care Technology	17,295,393	—	—
Life Sciences Tools & Services	113,686,897	—	—
Managed Health Care	216,138,924	—	—
Pharmaceuticals	406,832,620	—	—
Warrants
Biotechnology	—	—	—
Short-Term Investments
Affiliated Mutual Funds	163,940,626	—	—

Total	$1,710,193,757	$—	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2023 were as follows:

Pharmaceuticals	25.0%
Biotechnology	24.6
Health Care Equipment	18.9
Managed Health Care	13.3
Affiliated Mutual Funds (5.6% represents investments purchased with collateral from securities on loan)	10.1
Life Sciences Tools & Services	7.0
Health Care Supplies	2.7
Health Care Services	2.4

Health Care Technology	1.1%
Warrants	0.0 *

105.1
Liabilities in excess of other assets	(5.1)

100.0%

*     Less than 0.05%

See Notes to Financial Statements.

12

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$89,693,194	$(89,693,194)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    13

Statement of Assets and Liabilities  (unaudited)

as of May 31, 2023

Assets

Investments at value, including securities on loan of $89,693,194:
Unaffiliated investments (cost $1,026,825,612)	$1,546,253,131
Affiliated investments (cost $163,894,869)	163,940,626
Receivable for investments sold	18,938,964
Receivable for Fund shares sold	1,474,273
Tax reclaim receivable	1,101,517
Dividends receivable	378,391
Prepaid expenses	3,070

Total Assets	1,732,089,972

Liabilities

Payable to broker for collateral for securities on loan	91,003,458
Payable for investments purchased	9,008,753
Payable for Fund shares purchased	2,215,637
Management fee payable	1,035,418
Accrued expenses and other liabilities	1,022,352
Distribution fee payable	198,621
Affiliated transfer agent fee payable	35,138
Directors’ fees payable	2,307

Total Liabilities	104,521,684

Net Assets	$1,627,568,288

Net assets were comprised of:
Common stock, at par	$422,259
Paid-in capital in excess of par	1,091,528,163
Total distributable earnings (loss)	535,617,866

Net assets, May 31, 2023	$1,627,568,288

See Notes to Financial Statements.

14

Class A

Net asset value and redemption price per share, ($700,377,723 ÷ 20,025,182 shares of common stock issued and outstanding)	$34.97
Maximum sales charge (5.50% of offering price)	2.04

Maximum offering price to public	$37.01

Class C

Net asset value, offering price and redemption price per share, ($16,070,415 ÷ 944,119 shares of common stock issued and outstanding)	$17.02

Class R

Net asset value, offering price and redemption price per share, ($7,332,724 ÷ 223,384 shares of common stock issued and outstanding)	$32.83

Class Z

Net asset value, offering price and redemption price per share, ($824,555,329 ÷ 19,202,691 shares of common stock issued and outstanding)	$42.94

Class R6

Net asset value, offering price and redemption price per share, ($79,232,097 ÷ 1,830,476 shares of common stock issued and outstanding)	$43.28

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    15

Statement of Operations  (unaudited)

Six Months Ended May 31, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $46,813 foreign withholding tax)	$7,439,186
Affiliated dividend income	390,699
Income from securities lending, net (including affiliated income of $132,067)	132,485

Total income	7,962,370

Expenses
Management fee	5,927,065
Distribution fee(a)	1,158,793
Transfer agent’s fees and expenses (including affiliated expense of $133,475)(a)	773,265
Custodian and accounting fees	54,942
Registration fees(a)	48,628
Shareholders’ reports	43,375
Directors’ fees	16,630
Professional fees	16,010
Audit fee	11,992
Miscellaneous	22,308

Total expenses	8,073,008
Less: Distribution fee waiver(a)	(8,977)

Net expenses	8,064,031

Net investment income (loss)	(101,661)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $8,537)	56,118,306
Foreign currency transactions	(3,639)

56,114,667

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6,615)	347,796
Foreign currencies	16,264

364,060

Net gain (loss) on investment and foreign currency transactions	56,478,727

Net Increase (Decrease) In Net Assets Resulting From Operations	$56,377,066

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	1,049,606	82,257	26,930	—	—
Transfer agent’s fees and expenses	320,982	12,955	5,397	432,455	1,476
Registration fees	14,084	7,310	3,832	15,163	8,239
Distribution fee waiver	—	—	(8,977)	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended May 31, 2023	Year Ended November 30, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(101,661)	$(2,894,285)
Net realized gain (loss) on investment and foreign currency transactions	56,114,667	(5,032,445)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	364,060	(134,677,132)

Net increase (decrease) in net assets resulting from operations	56,377,066	(142,603,862)

Dividends and Distributions
Distributions from distributable earnings
Class A	(12,695,948)	(255,155,631)
Class C	(611,825)	(9,565,384)
Class R	(135,986)	(2,740,458)
Class Z	(12,151,965)	(254,026,720)
Class R6	(1,214,011)	(26,510,770)

	(26,809,735)	(547,998,963)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	91,517,377	268,913,813
Net asset value of shares issued in reinvestment of dividends and distributions	24,702,551	507,831,992
Cost of shares purchased	(190,565,744)	(591,978,201)

Net increase (decrease) in net assets from Fund share transactions	(74,345,816)	184,767,604

Total increase (decrease)	(44,778,485)	(505,835,221)

Net Assets:

Beginning of period	1,672,346,773	2,178,181,994

End of period	$1,627,568,288	$1,672,346,773

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    17

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$34.41		$50.57	$56.98	$44.29	$49.28	$46.25
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.11)	(0.36)	(0.27)	(0.24)	(0.31)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.21		(2.02)	5.65	14.39	0.03	5.52
Total from investment operations	1.18		(2.13)	5.29	14.12	(0.21)	5.21
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)		(14.03)	(11.70)	(1.43)	(4.78)	(2.18)
Net asset value, end of period	$34.97		$34.41	$50.57	$56.98	$44.29	$49.28
Total Return(b):	3.50%		(6.62)%	9.66%	32.85%	1.58%	11.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$700,378		$715,299	$928,654	$905,865	$754,653	$767,277
Average net assets (000)	$701,659		$757,365	$983,670	$777,602	$733,289	$812,835
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.15	%(d)	1.14%	1.12%	1.14%	1.15%	1.14%
Expenses before waivers and/or expense reimbursement	1.15	%(d)	1.14%	1.12%	1.14%	1.15%	1.14%
Net investment income (loss)	(0.17	)%(d)	(0.32)%	(0.68)%	(0.58)%	(0.57)%	(0.64)%
Portfolio turnover rate(e)	32%		83%	77%	45%	30%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.14		$32.23	$40.50	$32.10	$37.50	$35.94
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.20)	(0.50)	(0.42)	(0.36)	(0.48)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.58		(0.86)	3.93	10.25	(0.26)	4.22
Total from investment operations	0.50		(1.06)	3.43	9.83	(0.62)	3.74
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)		(14.03)	(11.70)	(1.43)	(4.78)	(2.18)
Net asset value, end of period	$17.02		$17.14	$32.23	$40.50	$32.10	$37.50
Total Return(b):	3.05%		(7.37)%	8.78%	31.93%	0.92%	11.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,070		$17,239	$22,824	$42,813	$55,821	$174,411
Average net assets (000)	$16,497		$18,679	$28,249	$45,302	$99,267	$183,807
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.00	%(d)	1.97%	1.90%	1.85%	1.83%	1.80%
Expenses before waivers and/or expense reimbursement	2.00	%(d)	1.97%	1.90%	1.85%	1.83%	1.80%
Net investment income (loss)	(1.01	)%(d)	(1.14)%	(1.47)%	(1.27)%	(1.18)%	(1.30)%
Portfolio turnover rate(e)	32%		83%	77%	45%	30%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    19

Financial Highlights  (unaudited) (continued)

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$32.39		$48.53	$55.28	$43.16	$48.36	$45.58
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.22)	(0.50)	(0.43)	(0.41)	(0.46)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.15		(1.89)	5.45	13.98	(0.01)	5.42
Total from investment operations	1.06		(2.11)	4.95	13.55	(0.42)	4.96
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)		(14.03)	(11.70)	(1.43)	(4.78)	(2.18)
Net asset value, end of period	$32.83		$32.39	$48.53	$55.28	$43.16	$48.36
Total Return(b):	3.35%		(6.96)%	9.30%	32.38%	1.13%	11.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,333		$7,173	$9,659	$10,288	$8,875	$12,016
Average net assets (000)	$7,201		$7,689	$10,707	$8,952	$9,831	$13,129
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.51	%(d)	1.50%	1.44%	1.49%	1.60%	1.47%
Expenses before waivers and/or expense reimbursement	1.76	%(d)	1.75%	1.69%	1.74%	1.85%	1.72%
Net investment income (loss)	(0.53	)%(d)	(0.68)%	(1.00)%	(0.93)%	(1.00)%	(0.97)%
Portfolio turnover rate(e)	32%		83%	77%	45%	30%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$42.04		$58.61	$64.17	$49.56	$54.32	$50.62
Income (loss) from investment operations:
Net investment income (loss)	0.03	(b)	(0.01)	(0.24)	(0.15)	(0.12)	(0.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.49		(2.53)	6.38	16.19	0.14	6.06
Total from investment operations	1.52		(2.54)	6.14	16.04	0.02	5.88
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)		(14.03)	(11.70)	(1.43)	(4.78)	(2.18)
Net asset value, end of period	$42.94		$42.04	$58.61	$64.17	$49.56	$54.32
Total Return(c):	3.68%		(6.37)%	9.97%	33.24%	1.89%	12.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$824,555		$846,631	$1,105,132	$1,208,728	$1,057,204	$1,373,500
Average net assets (000)	$820,046		$897,541	$1,247,474	$1,018,567	$1,158,525	$1,338,706
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.86	%(e)	0.86%	0.84%	0.85%	0.86%	0.85%
Expenses before waivers and/or expense reimbursement	0.86	%(e)	0.86%	0.84%	0.85%	0.86%	0.85%
Net investment income (loss)	0.12	%(e)	(0.03)%	(0.40)%	(0.29)%	(0.26)%	(0.34)%
Portfolio turnover rate(f)	32%		83%	77%	45%	30%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund    21

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31,		Year Ended November 30,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$42.36		$58.91	$64.40	$49.70	$54.45	$50.71
Income (loss) from investment operations:
Net investment income (loss)	0.04	(b)	0.02 (b)	(0.21)	(0.09)	(0.13)	(0.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.50		(2.54)	6.42	16.22	0.16	6.07
Total from investment operations	1.54		(2.52)	6.21	16.13	0.03	5.92
Less Dividends and Distributions:
Distributions from net realized gains	(0.62)		(14.03)	(11.70)	(1.43)	(4.78)	(2.18)
Net asset value, end of period	$43.28		$42.36	$58.91	$64.40	$49.70	$54.45
Total Return(c):	3.70%		(6.28)%	10.06%	33.33%	1.93%	12.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$79,232		$86,005	$111,912	$18,058	$28,836	$9,513
Average net assets (000)	$81,268		$92,150	$78,211	$22,365	$14,164	$5,770
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.78	%(e)	0.77%	0.76%	0.79%	0.82%	0.82%
Expenses before waivers and/or expense reimbursement	0.78	%(e)	0.77%	0.76%	0.79%	0.91%	0.93%
Net investment income (loss)	0.21	%(e)	0.06%	(0.34)%	(0.17)%	(0.29)%	(0.28)%
Portfolio turnover rate(f)	32%		83%	77%	45%	30%	36%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Sector Funds, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Health Sciences Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Health Sciences Fund    23

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

24

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison Health Sciences Fund    25

Notes to Financial Statements  (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

26

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Jennison Health Sciences Fund    27

Notes to Financial Statements  (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended May 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.75% to $1 billion of average daily net assets;	0.73%

0.70% over $1 billion of average daily net assets.

The Manager has contractually agreed, through March 31, 2024, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

R	—

Z	—

R6	0.82

28

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through March 31, 2024 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.30%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended May 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$174,708	$ 14
C	—	340

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core

PGIM Jennison Health Sciences Fund    29

Notes to Financial Statements  (unaudited) (continued)

Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2023, no 17a-7 transactions were entered into by the Fund .

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$502,374,585	$678,271,360

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended May 31, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)

$ —	$245,725,722	$173,304,318	$ —	$ —	$ 72,421,404	72,421,404	$390,699

PGIM Institutional Money Market Fund(1)(b)(wi)

86,318,789	726,023,883	720,838,602	6,615	8,537	91,519,222	91,574,166	132,067(2)

$86,318,789	$971,749,605	$894,142,920	$6,615	$8,537	$163,940,626		$522,766

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

30

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$1,211,058,564	$558,692,430	$(59,557,237)	$499,135,193

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (November 30, 2023).

Qualified Late-Year Losses	Post-October Capital Losses

$2,193,000	$17,302,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

PGIM Jennison Health Sciences Fund    31

Notes to Financial Statements  (unaudited) (continued)

The RIC is authorized to issue 2,000,000,000 shares of common stock, $0.01 par value per share, 515,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	75,000,000
B	10,000,000
C	30,000,000
R	50,000,000
Z	150,000,000
T	70,000,000
R6	130,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of May 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	22,404	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	58.6

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended May 31, 2023:

Shares sold	546,768	$19,280,856

Shares issued in reinvestment of dividends and distributions	362,014	12,084,042

Shares purchased	(1,573,535)	(53,959,586)

Net increase (decrease) in shares outstanding before conversion	(664,753)	(22,594,688)

Shares issued upon conversion from other share class(es)	103,425	3,542,989

Shares purchased upon conversion into other share class(es)	(201,509)	(7,101,860)

Net increase (decrease) in shares outstanding	(762,837)	$(26,153,559)

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Share Class	Shares	Amount

Year ended November 30, 2022:

Shares sold	982,340	$34,450,186

Shares issued in reinvestment of dividends and distributions	6,390,043	240,840,737

Shares purchased	(4,829,295)	(167,194,021)

Net increase (decrease) in shares outstanding before conversion	2,543,088	108,096,902

Shares issued upon conversion from other share class(es)	174,855	6,142,815

Shares purchased upon conversion into other share class(es)	(294,963)	(9,972,681)

Net increase (decrease) in shares outstanding	2,422,980	$104,267,036

Class C

Six months ended May 31, 2023:

Shares sold	59,460	$998,277

Shares issued in reinvestment of dividends and distributions	36,693	598,466

Shares purchased	(83,097)	(1,392,937)

Net increase (decrease) in shares outstanding before conversion	13,056	203,806

Shares purchased upon conversion into other share class(es)	(74,915)	(1,251,835)

Net increase (decrease) in shares outstanding	(61,859)	$(1,048,029)

Year ended November 30, 2022:

Shares sold	191,572	$3,401,881

Shares issued in reinvestment of dividends and distributions	495,508	9,375,017

Shares purchased	(277,260)	(5,096,189)

Net increase (decrease) in shares outstanding before conversion	409,820	7,680,709

Shares purchased upon conversion into other share class(es)	(112,124)	(2,009,056)

Net increase (decrease) in shares outstanding	297,696	$5,671,653

Class R

Six months ended May 31, 2023:

Shares sold	18,171	$594,117

Shares issued in reinvestment of dividends and distributions	4,334	135,986

Shares purchased	(20,585)	(665,522)

Net increase (decrease) in shares outstanding	1,920	$64,581

Year ended November 30, 2022:

Shares sold	21,347	$672,516

Shares issued in reinvestment of dividends and distributions	76,979	2,740,458

Shares purchased	(75,885)	(2,465,872)
Net increase (decrease) in shares outstanding	22,441	$947,102

PGIM Jennison Health Sciences Fund    33

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class Z

Six months ended May 31, 2023:

Shares sold	1,412,188	$59,748,218

Shares issued in reinvestment of dividends and distributions	260,698	10,670,366

Shares purchased	(2,710,698)	(113,627,129)

Net increase (decrease) in shares outstanding before conversion	(1,037,812)	(43,208,545)

Shares issued upon conversion from other share class(es)	169,434	7,321,014

Shares purchased upon conversion into other share class(es)	(65,648)	(2,760,975)

Net increase (decrease) in shares outstanding	(934,026)	$(38,648,506)

Year ended November 30, 2022:

Shares sold	4,978,685	$209,738,526

Shares issued in reinvestment of dividends and distributions	4,972,061	228,366,770

Shares purchased	(8,806,012)	(377,912,802)

Net increase (decrease) in shares outstanding before conversion	1,144,734	60,192,494

Shares issued upon conversion from other share class(es)	252,428	10,402,793

Shares purchased upon conversion into other share class(es)	(115,833)	(4,919,063)

Net increase (decrease) in shares outstanding	1,281,329	$65,676,224

Class R6

Six months ended May 31, 2023:

Shares sold	259,881	$10,895,909

Shares issued in reinvestment of dividends and distributions	29,430	1,213,691

Shares purchased	(495,178)	(20,920,570)

Net increase (decrease) in shares outstanding before conversion	(205,867)	(8,810,970)

Shares issued upon conversion from other share class(es)	5,973	250,667

Net increase (decrease) in shares outstanding	(199,894)	$(8,560,303)

Year ended November 30, 2022:

Shares sold	493,857	$20,650,704

Shares issued in reinvestment of dividends and distributions	573,292	26,509,010

Shares purchased	(945,224)	(39,309,317)

Net increase (decrease) in shares outstanding before conversion	121,925	7,850,397

Shares issued upon conversion from other share class(es)	8,657	355,192

Net increase (decrease) in shares outstanding	130,582	$8,205,589

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

34

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	9/30/2022 - 9/28/2023

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2023. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $1,469,000, borrowed at a weighted average interest rate of 4.91%. The maximum loan outstanding amount during the period was $1,469,000. At May 31, 2023, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on

PGIM Jennison Health Sciences Fund    35

Notes to Financial Statements  (unaudited) (continued)

the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Health Sciences Sector Risk: Investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices, procedures and drugs, the funding of research and medical care

36

programs, and the operation and licensing of facilities and personnel. Health sciences companies are affected by patent considerations, intense competition, pricing pressure, rapid technology change and obsolescence, changes in the demand for and costs of medical products and services, regulatory requirements of various federal and state agencies, product liability claims and other market developments. In addition, some of these companies are relatively small and have thinly traded securities, may not yet offer products or may offer a single product, and may have persistent losses during a new product’s transition from development to production, or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Fund’s prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends

PGIM Jennison Health Sciences Fund    37

Notes to Financial Statements  (unaudited) (continued)

affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

38

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Jennison Health Sciences Fund    39

Liquidity Risk Management Program  (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

40

⬛ MAIL	⬛ TELEPHONE	⬛ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Health Sciences Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON HEALTH SCIENCES FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PHLAX	PHLCX	PJHRX	PHSZX	PHLQX

CUSIP	74441P502	74441P700	74441P791	74441P866	74441P775

MF188E4

PGIM JENNISON UTILITY FUND

SEMIANNUAL REPORT

MAY 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Utility Fund informative and useful. The report covers performance for the six-month period ended May 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Utility Fund

July 14, 2023

PGIM Jennison Utility Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 5/31/23 (without sales charges)	Average Annual Total Returns as of 5/31/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-8.69	-12.83	6.77	7.96	—

Class C	-9.00	-9.33	7.18	7.79	—

Class R	-8.83	-8.02	7.68	8.31	—

Class Z	-8.58	-7.51	8.32	8.90	—

Class R6	-8.49	-7.44	8.36	N/A	7.82 (01/26/2018)

S&P 500 Utilities Index

	-7.71	-9.96	8.47	9.32	—

S&P 500 Index

	3.33	2.92	11.01	11.99	—

Average Annual Total Returns as of 5/31/23 Since Inception (%)
Class R6 (01/26/2018)

S&P 500 Utilities Index	8.06

S&P 500 Index	9.56

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

S&P 500 Utilities Index*—The S&P 500 Utilities Index is an unmanaged, market capitalization-weighted index including those companies considered electric, gas, or water utilities, or companies that operate as independent producers and/or distributors of power.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Utilities Index and the S&P 500 Index are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Utility Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 5/31/2023

Ten Largest Holdings	Line of Business	% of Net Assets

NextEra Energy, Inc.	Electric Utilities	11.4%

PG&E Corp.	Electric Utilities	6.2%

CenterPoint Energy, Inc.	Multi-Utilities	5.1%

Southern Co. (The)	Electric Utilities	4.5%

NiSource, Inc.	Multi-Utilities	4.3%

Ameren Corp.	Multi-Utilities	4.1%

Constellation Energy Corp.	Electric Utilities	4.1%

Sempra Energy	Multi-Utilities	4.0%

DTE Energy Co.	Multi-Utilities	4.0%

CMS Energy Corp.	Multi-Utilities	3.8%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Utility Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Utility Fund		Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 913.10	0.83%	$3.96

	Hypothetical	$1,000.00	$1,020.79	0.83%	$4.18

Class C	Actual	$1,000.00	$ 910.00	1.61%	$7.67

	Hypothetical	$1,000.00	$1,016.90	1.61%	$8.10

Class R	Actual	$1,000.00	$ 911.70	1.10%	$5.24

	Hypothetical	$1,000.00	$1,019.45	1.10%	$5.54

Class Z	Actual	$1,000.00	$ 914.20	0.56%	$2.67

	Hypothetical	$1,000.00	$1,022.14	0.56%	$2.82

Class R6	Actual	$1,000.00	$ 915.10	0.49%	$2.34

	Hypothetical	$1,000.00	$1,022.49	0.49%	$2.47

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of May 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS

Electric Utilities 48.1%
American Electric Power Co., Inc.	676,832	$56,258,276
Constellation Energy Corp.	1,517,251	127,479,429
Edison International	1,144,618	77,284,607
Enel SpA (Italy)	6,471,009	40,728,549
Entergy Corp.	575,097	56,474,525
Exelon Corp.	2,198,448	87,168,463
FirstEnergy Corp.(a)	1,256,777	46,990,892
Iberdrola SA (Spain)	2,047,254	25,000,709
NextEra Energy, Inc.	4,815,050	353,713,573
PG&E Corp.*	11,319,155	191,746,486
Pinnacle West Capital Corp.	937,625	72,459,660
PPL Corp.	3,248,401	85,108,106
Southern Co. (The)	2,003,361	139,734,430
SSE PLC (United Kingdom)	2,946,808	69,117,039
Xcel Energy, Inc.	996,530	65,063,444

		1,494,328,188

Electrical Components & Equipment 0.6%
Array Technologies, Inc.*(a)	469,996	10,419,811
NEXTracker, Inc. (Class A Stock)*(a)	237,691	9,091,681

		19,511,492

Independent Power Producers & Energy Traders 4.7%
AES Corp. (The)(a)	1,545,734	30,512,789
RWE AG (Germany)	1,152,754	48,274,096
Vistra Corp.	2,749,148	65,897,077

		144,683,962

Integrated Telecommunication Services 1.4%
Cellnex Telecom SA (Spain), 144A	1,048,352	42,484,964

Multi-Utilities 35.3%
Ameren Corp.	1,583,635	128,385,289
CenterPoint Energy, Inc.	5,650,379	159,397,192
Centrica PLC (United Kingdom)	61,330,910	89,913,025
CMS Energy Corp.	2,052,266	118,990,383
Dominion Energy, Inc.	1,145,872	57,614,444
DTE Energy Co.	1,148,902	123,621,855
E.ON SE (Germany)	3,933,442	47,686,319
Engie SA (France)	3,146,166	47,307,684

See Notes to Financial Statements.

PGIM Jennison Utility Fund    9

Schedule of Investments  (unaudited) (continued)

as of May 31, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
National Grid PLC (United Kingdom)	2,301,277	$31,705,128
NiSource, Inc.	4,952,999	133,186,143
Public Service Enterprise Group, Inc.	565,229	33,772,433
Sempra Energy	868,892	124,712,069

		1,096,291,964

Oil & Gas Storage & Transportation 4.8%
Cheniere Energy, Inc.	376,185	52,579,378
Energy Transfer LP	3,673,866	45,555,938
Targa Resources Corp.	761,440	51,815,992

		149,951,308

Renewable Electricity 3.2%
NextEra Energy Partners LP	1,672,438	100,212,485

Semiconductor Equipment 0.6%
Enphase Energy, Inc.*	46,746	8,128,194
SolarEdge Technologies, Inc.*	29,724	8,466,287

		16,594,481

TOTAL LONG-TERM INVESTMENTS
(cost $2,260,144,702)		3,064,058,844

SHORT-TERM INVESTMENTS 2.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	61,285,042	61,285,042
PGIM Institutional Money Market Fund
(cost $22,792,912; includes $22,579,235 of cash collateral for securities on loan)(b)(wi)	22,817,540	22,803,849

TOTAL SHORT-TERM INVESTMENTS
(cost $84,077,954)		84,088,891

TOTAL INVESTMENTS 101.4%
(cost $2,344,222,656)		3,148,147,735
Liabilities in excess of other assets (1.4)%		(42,892,085)

NET ASSETS 100.0%		$3,105,255,650

See Notes to Financial Statements.

10

Below is a list of the abbreviation(s) used in the semiannual report:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

LP — Limited Partnership

SOFR — Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,763,007; cash collateral of $22,579,235 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Electric Utilities	$1,359,481,891	$134,846,297	$—
Electrical Components & Equipment	19,511,492	—	—
Independent Power Producers & Energy Traders	96,409,866	48,274,096	—
Integrated Telecommunication Services	—	42,484,964	—
Multi-Utilities	879,679,808	216,612,156	—
Oil & Gas Storage & Transportation	149,951,308	—	—
Renewable Electricity	100,212,485	—	—
Semiconductor Equipment	16,594,481	—	—
Short-Term Investments
Affiliated Mutual Funds	84,088,891	—	—

Total	$2,705,930,222	$442,217,513	$—

See Notes to Financial Statements.

PGIM Jennison Utility Fund    11

Schedule of Investments  (unaudited) (continued)

as of May 31, 2023

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2023 were as follows:

Electric Utilities	48.1%
Multi-Utilities	35.3
Oil & Gas Storage & Transportation	4.8
Independent Power Producers & Energy Traders	4.7
Renewable Electricity	3.2
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	2.7
Integrated Telecommunication Services	1.4

Semiconductor Equipment	0.6%
Electrical Components & Equipment	0.6

101.4
Liabilities in excess of other assets	(1.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$21,763,007	$(21,763,007)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities  (unaudited)

as of May 31, 2023

Assets

Investments at value, including securities on loan of $21,763,007:
Unaffiliated investments (cost $2,260,144,702)	$3,064,058,844
Affiliated investments (cost $84,077,954)	84,088,891
Receivable for investments sold	9,733,410
Dividends receivable	8,715,793
Receivable for Fund shares sold	1,285,229
Tax reclaim receivable	1,206,722
Prepaid expenses	6,137

Total Assets	3,169,095,026

Liabilities

Payable for investments purchased	35,156,530
Payable to broker for collateral for securities on loan	22,579,235
Payable for Fund shares purchased	3,475,360
Management fee payable	1,153,865
Distribution fee payable	751,121
Accrued expenses and other liabilities	498,906
Affiliated transfer agent fee payable	224,249
Directors’ fees payable	75
Payable to custodian	35

Total Liabilities	63,839,376

Net Assets	$3,105,255,650

Net assets were comprised of:
Common stock, at par	$2,239,190
Paid-in capital in excess of par	2,183,710,935
Total distributable earnings (loss)	919,305,525

Net assets, May 31, 2023	$3,105,255,650

See Notes to Financial Statements.

PGIM Jennison Utility Fund    13

Statement of Assets and Liabilities  (unaudited)

as of May 31, 2023

Class A

Net asset value and redemption price per share,
($2,563,633,960 ÷ 184,938,729 shares of common stock issued and outstanding)	$13.86
Maximum sales charge (5.50% of offering price)	0.81

Maximum offering price to public	$14.67

Class C

Net asset value, offering price and redemption price per share,
($47,219,727 ÷ 3,436,079 shares of common stock issued and outstanding)	$13.74

Class R

Net asset value, offering price and redemption price per share,
($84,328,572 ÷ 6,091,096 shares of common stock issued and outstanding)	$13.84

Class Z

Net asset value, offering price and redemption price per share,
($382,852,468 ÷ 27,494,585 shares of common stock issued and outstanding)	$13.92

Class R6

Net asset value, offering price and redemption price per share,
($27,220,923 ÷ 1,958,464 shares of common stock issued and outstanding)	$13.90

See Notes to Financial Statements.

14

Statement of Operations  (unaudited)

Six Months Ended May 31, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $1,228,446 foreign withholding tax)	$50,398,906
Affiliated dividend income	410,243
Income from securities lending, net (including affiliated income of $222,152)	389,307

Total income	51,198,456

Expenses
Management fee	6,998,615
Distribution fee(a)	4,689,134
Transfer agent’s fees and expenses (including affiliated expense of $863,874)(a)	1,670,879
Custodian and accounting fees	97,197
Shareholders’ reports	64,897
Registration fees(a)	54,200
Directors’ fees	28,515
Professional fees	20,498
Audit fee	11,867
Miscellaneous	35,070

Total expenses	13,670,872
Less: Distribution fee waiver(a)	(113,405)

Net expenses	13,557,467

Net investment income (loss)	37,640,989

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $82,003)	96,317,939
Foreign currency transactions	(68,175)

96,249,764

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,982))	(439,352,237)
Foreign currencies	82,750

(439,269,487)

Net gain (loss) on investment and foreign currency transactions	(343,019,723)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(305,378,734)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	4,087,301	261,619	340,214	—	—
Transfer agent’s fees and expenses	1,315,331	37,824	72,170	243,767	1,787
Registration fees	13,992	8,269	3,937	20,756	7,246
Distribution fee waiver	—	—	(113,405)	—	—

See Notes to Financial Statements.

PGIM Jennison Utility Fund    15

Statements of Changes in Net Assets  (unaudited)

Six Months Ended May 31, 2023	Year Ended November 30, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$37,640,989	$48,251,853
Net realized gain (loss) on investment and foreign currency transactions	96,249,764	220,987,787
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(439,269,487)	62,548,461

Net increase (decrease) in net assets resulting from operations	(305,378,734)	331,788,101

Dividends and Distributions
Distributions from distributable earnings
Class A	(197,601,542)	(387,710,979)
Class C	(3,736,494)	(7,042,810)
Class R	(6,454,633)	(11,153,927)
Class Z	(31,895,251)	(44,443,149)
Class R6	(3,127,566)	(9,394,601)

	(242,815,486)	(459,745,466)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	103,082,146	438,497,808
Net asset value of shares issued in reinvestment of dividends and distributions	235,008,029	443,508,921
Cost of shares purchased	(312,896,914)	(534,670,546)

Net increase (decrease) in net assets from Fund share transactions	25,193,261	347,336,183

Total increase (decrease)	(523,000,959)	219,378,818

Net Assets:

Beginning of period	3,628,256,609	3,408,877,791

End of period	$3,105,255,650	$3,628,256,609

See Notes to Financial Statements.

16

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.31		$17.01	$15.97	$15.72	$14.60	$15.06
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.21	0.17	0.24	0.28	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.52)		1.37	1.16	0.86	2.02	(0.12)
Total from investment operations	(1.36)		1.58	1.33	1.10	2.30	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.22)	(0.21)	(0.23)	(0.29)	(0.30)
Distributions from net realized gains	(1.02)		(2.06)	(0.08)	(0.62)	(0.89)	(0.33)
Total dividends and distributions	(1.09)		(2.28)	(0.29)	(0.85)	(1.18)	(0.63)
Net asset value, end of period	$13.86		$16.31	$17.01	$15.97	$15.72	$14.60
Total Return(b):	(8.69)%		10.14%	8.46%	7.47%	17.53%	1.42%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,564		$2,954	$2,888	$2,878	$2,908	$2,644
Average net assets (in millions)	$2,732		$2,918	$2,895	$2,815	$2,787	$2,626
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.83	%(d)	0.83%	0.82%	0.83%	0.84%	0.83%
Expenses before waivers and/or expense reimbursement	0.83	%(d)	0.83%	0.82%	0.83%	0.84%	0.83%
Net investment income (loss)	2.25	%(d)	1.35%	1.06%	1.61%	1.92%	2.10%
Portfolio turnover rate(e)	25%		56%	38%	28%	31%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund    17

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.18		$16.92	$15.89	$15.63	$14.53	$14.99
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.09	0.05	0.13	0.17	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.49)		1.34	1.16	0.87	2.00	(0.12)
Total from investment operations	(1.39)		1.43	1.21	1.00	2.17	0.07
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.11)	(0.10)	(0.12)	(0.18)	(0.20)
Distributions from net realized gains	(1.02)		(2.06)	(0.08)	(0.62)	(0.89)	(0.33)
Total dividends and distributions	(1.05)		(2.17)	(0.18)	(0.74)	(1.07)	(0.53)
Net asset value, end of period	$13.74		$16.18	$16.92	$15.89	$15.63	$14.53
Total Return(b):	(9.00)%		9.19%	7.72%	6.71%	16.59%	0.67%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$47		$59	$55	$61	$68	$94
Average net assets (in millions)	$52		$57	$56	$63	$77	$98
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.61	%(d)	1.60%	1.59%	1.59%	1.59%	1.57%
Expenses before waivers and/or expense reimbursement	1.61	%(d)	1.60%	1.59%	1.59%	1.59%	1.57%
Net investment income (loss)	1.45	%(d)	0.58%	0.31%	0.87%	1.15%	1.37%
Portfolio turnover rate(e)	25%		56%	38%	28%	31%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.29		$17.00	$15.95	$15.70	$14.59	$15.05
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.17	0.13	0.20	0.24	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.52)		1.36	1.16	0.86	2.01	(0.12)
Total from investment operations	(1.38)		1.53	1.29	1.06	2.25	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.18)	(0.16)	(0.19)	(0.25)	(0.26)
Distributions from net realized gains	(1.02)		(2.06)	(0.08)	(0.62)	(0.89)	(0.33)
Total dividends and distributions	(1.07)		(2.24)	(0.24)	(0.81)	(1.14)	(0.59)
Net asset value, end of period	$13.84		$16.29	$17.00	$15.95	$15.70	$14.59
Total Return(b):	(8.83)%		9.81%	8.24%	7.14%	17.23%	1.15%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$84		$97	$84	$82	$89	$77
Average net assets (in millions)	$91		$90	$84	$84	$83	$79
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10	%(d)	1.09%	1.10%	1.11%	1.11%	1.11%
Expenses before waivers and/or expense reimbursement	1.35	%(d)	1.34%	1.35%	1.36%	1.36%	1.36%
Net investment income (loss)	1.98	%(d)	1.05%	0.78%	1.34%	1.64%	1.82%
Portfolio turnover rate(e)	25%		56%	38%	28%	31%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund    19

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.38		$17.08	$16.02	$15.74	$14.62	$15.08
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.25	0.22	0.28	0.32	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.52)		1.37	1.17	0.89	2.02	(0.12)
Total from investment operations	(1.34)		1.62	1.39	1.17	2.34	0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.26)	(0.25)	(0.27)	(0.33)	(0.34)
Distributions from net realized gains	(1.02)		(2.06)	(0.08)	(0.62)	(0.89)	(0.33)
Total dividends and distributions	(1.12)		(2.32)	(0.33)	(0.89)	(1.22)	(0.67)
Net asset value, end of period	$13.92		$16.38	$17.08	$16.02	$15.74	$14.62
Total Return(b):	(8.58)%		10.40%	8.84%	7.96%	17.83%	1.70%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$383		$467	$314	$323	$313	$227
Average net assets (in millions)	$425		$402	$325	$308	$271	$229
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.56	%(d)	0.55%	0.56%	0.57%	0.56%	0.56%
Expenses before waivers and/or expense reimbursement	0.56	%(d)	0.55%	0.56%	0.57%	0.56%	0.56%
Net investment income (loss)	2.50	%(d)	1.59%	1.32%	1.85%	2.18%	2.37%
Portfolio turnover rate(e)	25%		56%	38%	28%	31%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R6 Shares
	Six Months Ended May 31,		Year Ended November 30,				January 26, 2018(a) through November 30,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.35		$17.05	$16.00	$15.75	$14.62	$13.96
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.29	0.21	0.28	0.33	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.50)		1.34	1.18	0.87	2.03	0.73
Total from investment operations	(1.33)		1.63	1.39	1.15	2.36	0.94
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.27)	(0.26)	(0.28)	(0.34)	(0.28)
Distributions from net realized gains	(1.02)		(2.06)	(0.08)	(0.62)	(0.89)	-
Total dividends and distributions	(1.12)		(2.33)	(0.34)	(0.90)	(1.23)	(0.28)
Net asset value, end of period	$13.90		$16.35	$17.05	$16.00	$15.75	$14.62
Total Return(c):	(8.49)%		10.49%	8.85%	7.81%	17.94%	6.87%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$27		$51	$66	$6	$3	$1
Average net assets (in millions)	$31		$71	$38	$4	$3	$1
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.49	%(e)	0.46%	0.48%	0.52%	0.52%	0.52	%(e)
Expenses before waivers and/or expense reimbursement	0.49	%(e)	0.46%	0.48%	0.63%	1.38%	4.18	%(e)
Net investment income (loss)	2.38	%(e)	1.80%	1.21%	1.83%	2.24%	1.74	%(e)
Portfolio turnover rate(f)	25%		56%	38%	28%	31%	39%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Utility Fund    21

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Sector Funds, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Jennison Utility Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return through a combination of capital appreciation and current income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

22

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Utility Fund    23

Notes to Financial Statements  (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

24

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Jennison Utility Fund    25

Notes to Financial Statements  (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

26

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended May 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.60% to $250 million of average daily net assets;	0.42%

0.50% on next $500 million of average daily net assets:

0.45% on next $750 million of average daily net assets;

0.40% on next $500 million of average daily net assets;

0.35% on next $2 billion of average daily net assets;

0.325% on next $2 billion of average daily net assets;

0.30% over $6 billion of average daily net assets.

The Manager has contractually agreed, through March 31, 2024, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

R	—

Z	—

R6	0.52

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Jennison Utility Fund    27

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through March 31, 2024 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.30%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended May 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$470,032	$8,776

C	—	2,467

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings

28

from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$840,374,027	$1,024,309,242

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended May 31, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$ 263,851,098	$202,566,056	$ —	$ —	$61,285,042	61,285,042	$410,243

PGIM Institutional Money Market Fund(1)(b)(wi)
61,753,527	687,062,752	726,091,451	(2,982)	82,003	22,803,849	22,817,540	222,152	(2)
$61,753,527	$950,913,850	$928,657,507	$(2,982)	$82,003	$84,088,891		$632,395

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

PGIM Jennison Utility Fund    29

Notes to Financial Statements  (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$2,354,525,699	$836,238,681	$(42,616,645)	$793,622,036

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended November 30, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

30

The RIC is authorized to issue 2,000,000,000 shares of common stock, $0.01 par value per share, 1,085,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	500,000,000

B	10,000,000

C	75,000,000

R	75,000,000

Z	100,000,000

T	250,000,000

R6	75,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of May 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	434	0.1%

Z	38,150	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	2	23.8

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended May 31, 2023:

Shares sold	1,896,564	$27,749,443

Shares issued in reinvestment of dividends and distributions	12,983,062	191,369,119

Shares purchased	(10,834,972)	(158,081,056)

Net increase (decrease) in shares outstanding before conversion	4,044,654	61,037,506

Shares issued upon conversion from other share class(es)	419,671	6,166,351

Shares purchased upon conversion into other share class(es)	(689,475)	(10,127,185)

Net increase (decrease) in shares outstanding	3,774,850	$57,076,672

PGIM Jennison Utility Fund    31

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Year ended November 30, 2022:

Shares sold	5,746,355	$90,759,313

Shares issued in reinvestment of dividends and distributions	24,173,436	374,717,399

Shares purchased	(18,454,002)	(291,381,612)

Net increase (decrease) in shares outstanding before conversion	11,465,789	174,095,100

Shares issued upon conversion from other share class(es)	715,857	11,331,923

Shares purchased upon conversion into other share class(es)	(789,738)	(12,494,450)

Net increase (decrease) in shares outstanding	11,391,908	$172,932,573

Class C

Six months ended May 31, 2023:

Shares sold	323,515	$4,708,938

Shares issued in reinvestment of dividends and distributions	245,067	3,592,065

Shares purchased	(340,825)	(4,902,266)

Net increase (decrease) in shares outstanding before conversion	227,757	3,398,737

Shares purchased upon conversion into other share class(es)	(425,275)	(6,195,087)

Net increase (decrease) in shares outstanding	(197,518)	$(2,796,350)

Year ended November 30, 2022:

Shares sold	975,174	$15,403,974

Shares issued in reinvestment of dividends and distributions	443,227	6,832,604

Shares purchased	(452,608)	(7,050,494)

Net increase (decrease) in shares outstanding before conversion	965,793	15,186,084

Shares purchased upon conversion into other share class(es)	(600,756)	(9,459,963)

Net increase (decrease) in shares outstanding	365,037	$5,726,121

Class R

Six months ended May 31, 2023:

Shares sold	260,154	$3,800,242

Shares issued in reinvestment of dividends and distributions	437,944	6,454,633

Shares purchased	(592,443)	(8,556,374)

Net increase (decrease) in shares outstanding	105,655	$1,698,501

Year ended November 30, 2022:

Shares sold	1,170,948	$18,505,768

Shares issued in reinvestment of dividends and distributions	719,969	11,153,927

Shares purchased	(871,606)	(13,714,984)

Net increase (decrease) in shares outstanding	1,019,311	$15,944,711

32

Share Class	Shares	Amount

Class Z

Six months ended May 31, 2023:

Shares sold	3,658,110	$53,883,593

Shares issued in reinvestment of dividends and distributions	2,059,710	30,467,915

Shares purchased	(7,378,486)	(107,426,307)

Net increase (decrease) in shares outstanding before conversion	(1,660,666)	(23,074,799)

Shares issued upon conversion from other share class(es)	691,783	10,204,144

Shares purchased upon conversion into other share class(es)	(25,871)	(374,936)

Net increase (decrease) in shares outstanding	(994,754)	$(13,245,591)

Year ended November 30, 2022:

Shares sold	17,557,481	$281,153,407

Shares issued in reinvestment of dividends and distributions	2,664,495	41,414,505

Shares purchased	(10,761,656)	(168,140,958)

Net increase (decrease) in shares outstanding before conversion	9,460,320	154,426,954

Shares issued upon conversion from other share class(es)	768,684	12,219,452

Shares purchased upon conversion into other share class(es)	(150,012)	(2,368,522)

Net increase (decrease) in shares outstanding	10,078,992	$164,277,884

Class R6
Six months ended May 31, 2023:
Shares sold	891,940	$12,939,930
Shares issued in reinvestment of dividends and distributions	211,279	3,124,297

Shares purchased	(2,307,928)	(33,930,911)
Net increase (decrease) in shares outstanding before conversion	(1,204,709)	(17,866,684)

Shares issued upon conversion from other share class(es)	22,642	326,713

Net increase (decrease) in shares outstanding	(1,182,067)	$(17,539,971)

Year ended November 30, 2022:
Shares sold	2,054,694	$32,675,346
Shares issued in reinvestment of dividends and distributions	604,678	9,390,486

Shares purchased	(3,461,046)	(54,382,498)
Net increase (decrease) in shares outstanding before conversion	(801,674)	(12,316,666)

Shares issued upon conversion from other share class(es)	49,185	771,802

Shares purchased upon conversion into other share class(es)	(17)	(242)

Net increase (decrease) in shares outstanding	(752,506)	$(11,545,106)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023

PGIM Jennison Utility Fund    33

Notes to Financial Statements  (unaudited) (continued)

SCA
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended May 31, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or

34

stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Fund’s prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

PGIM Jennison Utility Fund    35

Notes to Financial Statements  (unaudited) (continued)

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments

36

(including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Utility Sector Risk: The Fund is subject to risks of the utility industry, such as changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest and exchange rate fluctuations, liabilities for environmental damage and changes in the cost of providing specific utility services, due to its concentration in utility securities. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and

PGIM Jennison Utility Fund    37

Notes to Financial Statements  (unaudited) (continued)

operational burdens associated with the operation and maintenance of nuclear facilities. When interest rates go up, the value of securities issued by utility companies historically has gone down. Although the average dividend yield of utility industry stocks has been higher than those of other companies, the total return of utility securities has historically underperformed those of industrial companies. In most countries and localities, the utility industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utility companies. In addition, utility companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies. As a sector fund, the Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance indexes.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

38

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Utility Fund    39

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Utility Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON UTILITY FUND

SHARE CLASS	A	C	R	Z	R6
NASDAQ	PRUAX	PCUFX	JDURX	PRUZX	PRUQX
CUSIP	74441P858	74441P833	74441P825	74441P817	74441P726

MF105E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

  Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:            Prudential Sector Funds, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:     July 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:      July 18, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:     July 18, 2023